CONCENTRATION AND RISKS (Details Narrative) - 12 months ended Dec. 31, 2025	USD ($)	SGD ($)
Risks and Uncertainties [Abstract]
Deposits		$ 100,000
Federal deposit insurance amount	$ 250,000